Columbia Tax-Exempt Fund
Third Quarter Report
April 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Tax-Exempt Fund, April 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 2.0%
Issue Description	Yield	Principal Amount ($)	Value ($)
California 1.0%
Los Angeles Department of Water & Power(a),(b)
Revenue Bonds
Series 2023C-1 (TD Bank)
07/01/2057	3.850%	18,500,000	18,500,000
New York 1.0%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	2.500%	8,000,000	8,000,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	2.500%	7,675,000	7,675,000
Subordinated Series 2018 (JPMorgan Chase Bank)
08/01/2042	2.500%	2,000,000	2,000,000
Total			17,675,000
Total Floating Rate Notes (Cost $36,175,000)			36,175,000

Municipal Bonds 97.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 2.2%
Black Belt Energy Gas District
Refunding Revenue Bonds
Gas Project
Series 2023D-1 (Mandatory Put 02/01/29)
06/01/2049	5.500%	3,200,000	3,346,671
Black Belt Energy Gas District(b)
Revenue Bonds
Series 2024D (Mandatory Put 11/01/34)
03/01/2055	5.000%	10,000,000	10,535,498
County of Jefferson Sewer
Refunding Revenue Bonds
Series 2024
10/01/2049	5.250%	7,500,000	7,562,272
Homewood Educational Building Authority
Revenue Bonds
Student Housing & Parking Project
Series 2024
10/01/2054	5.500%	1,500,000	1,525,929
10/01/2056	5.000%	1,685,000	1,604,454
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southeast Energy Authority
Revenue Bonds
Project #4
Series 2002B-1 (Mandatory Put 08/01/28)
05/01/2053	5.000%	8,695,000	8,930,977
Southeast Energy Authority A Cooperative District(b)
Revenue Bonds
Series 2025B (Mandatory Put 01/01/33)
03/01/2055	5.250%	6,500,000	6,857,060
Total			40,362,861
Alaska 0.0%
Northern Tobacco Securitization Corp.(c)
Refunding Revenue Bonds
Series 2021B-2
06/01/2066	0.000%	3,930,000	496,408
Arizona 1.0%
Arizona Industrial Development Authority
Revenue Bonds
Equitable School Revolving Fund
Series 2024
11/01/2054	5.000%	1,250,000	1,222,828
Macombs Facility Project Social Bonds
Series 2021A
07/01/2051	4.000%	850,000	709,961
Social Bonds - Macombs Facility Project
Series 2021A
07/01/2061	4.000%	2,500,000	1,994,515
Industrial Development Authority of the County of Pima (The)(d)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2051	4.000%	1,300,000	1,009,200
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2018
02/15/2038	5.000%	825,000	814,721
Maricopa County Industrial Development Authority
Refunding Revenue Bonds
Legacy Traditional Schools Project
Series 2024
07/01/2039	4.000%	2,410,000	2,169,341
07/01/2044	4.250%	1,700,000	1,477,919
Salt Verde Financial Corp.
Revenue Bonds
Series 2007
12/01/2032	5.000%	7,170,000	7,536,601

Columbia Tax-Exempt Fund  | 2025

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sierra Vista Industrial Development Authority(d)
Revenue Bonds
American Leadership Academy Project
Series 2024
06/15/2059	5.000%	1,000,000	916,543
Total			17,851,629
California 4.0%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign(e)
Revenue Bonds
Series 2024B (AGM)
07/01/2049	4.375%	2,250,000	2,075,304
07/01/2054	4.500%	2,700,000	2,514,249
California Community Choice Financing Authority
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 03/01/31)
02/01/2054	5.000%	5,700,000	5,973,130
California Community Choice Financing Authority(b)
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 11/01/30)
10/01/2054	5.500%	3,480,000	3,725,187
Series 2025A (Mandatory Put 01/01/35)
01/01/2056	5.000%	550,000	566,268
California Health Facilities Financing Authority
Refunding Revenue Bonds
Sutter Health
Series 2016B
11/15/2041	4.000%	10,000,000	9,406,790
California Infrastructure & Economic Development Bank(d),(e)
Refunding Revenue Bonds
Subordinated Series 2025 (Mandatory Put 01/01/35)
01/01/2065	9.500%	2,000,000	1,930,402
California Municipal Finance Authority(d),(e),(f)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	1,830,000	36,600
California Public Finance Authority
Refunding Revenue Bonds
Sharp Healthcare
Series 2017A
08/01/2047	4.000%	5,000,000	4,625,359
California School Finance Authority(d)
Prerefunded 07/01/25 Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	150,000	150,663
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority(d)
Revenue Bonds
California Baptist University
Series 2014A
11/01/2033	6.125%	1,460,000	1,462,498
11/01/2043	6.375%	1,035,000	1,036,129
Lancer Plaza Project
Series 2013
11/01/2043	5.875%	1,875,000	1,876,069
City of Los Angeles Department of Airports(e)
Refunding Revenue Bonds
Subordinated Series 2025
05/15/2055	5.000%	1,500,000	1,510,805
05/15/2055	5.500%	2,225,000	2,330,176
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Tobacco Settlement
Series 2022
06/01/2051	5.000%	3,000,000	3,003,204
San Diego County Regional Airport Authority(e)
Revenue Bonds
Private Activity
Series 2023
07/01/2053	5.000%	4,250,000	4,295,631
07/01/2058	5.250%	10,000,000	10,260,986
San Francisco City & County Airport Commission - International Airport(e)
Refunding Revenue Bonds
Series 2022A-2
05/01/2052	4.000%	2,875,000	2,478,945
Revenue Bonds
Second Series 2025A
05/01/2055	5.250%	6,500,000	6,648,245
San Joaquin Valley Clean Energy Authority(b)
Revenue Bonds
Clean Energy Project
Series 2025 (Mandatory Put 07/01/35)
01/01/2056	5.500%	1,445,000	1,586,856
State of California
Unlimited General Obligation Bonds
Series 2022
09/01/2052	5.000%	3,000,000	3,123,389
Series 2025
03/01/2055	5.000%	3,500,000	3,675,095
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	6,000	6,009
Total			74,297,989
Columbia Tax-Exempt Fund  | 2025

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado 4.1%
City & County of Denver Airport System(e)
Refunding Revenue Bonds
Series 2022D
11/15/2053	5.000%	3,000,000	3,018,977
Subordinated Series 2018A
12/01/2048	4.000%	11,500,000	10,024,698
Revenue Bonds
Series 2022A
11/15/2047	5.000%	3,750,000	3,763,220
11/15/2053	5.500%	2,400,000	2,491,595
Colorado Bridge & Tunnel Enterprise(g)
Revenue Bonds
Series 2025A (ACA)
12/01/2054	5.250%	2,500,000	2,591,781
Colorado Bridge Enterprise(e)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	9,240,000	7,775,149
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
Series 2018
09/15/2048	5.000%	8,000,000	7,308,974
09/15/2053	5.000%	10,000,000	8,919,010
Prerefunded 06/01/25 Revenue Bonds
Covenant Retirement Communities
Series 2015
12/01/2035	5.000%	3,800,000	3,804,286
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	2,000,000	1,726,678
Series 2019A (BAM)
08/01/2049	4.000%	6,640,000	5,880,140
Revenue Bonds
CommonSpirit Health Obligation Group
Series 2022
11/01/2052	5.250%	4,000,000	4,100,038
NJH-SJH Center for Outpatient Health
Series 2019
01/01/2050	4.000%	15,105,000	13,398,099
Fiddlers Business Improvement District(d)
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2047	5.550%	800,000	792,600
Total			75,595,245
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut 0.1%
Connecticut State Health & Educational Facilities Authority(d)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,250,000	1,141,586
State of Connecticut(g)
Unlimited General Obligation Bonds
Series 2025A
03/15/2045	5.000%	1,000,000	1,054,957
Total			2,196,543
Delaware 0.1%
Delaware State Housing Authority
Revenue Bonds
Series 2024B (GNMA)
07/01/2044	4.600%	1,125,000	1,112,954
07/01/2049	4.650%	985,000	972,562
07/01/2054	4.750%	790,000	780,441
Total			2,865,957
District of Columbia 1.8%
District of Columbia
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2044	4.000%	1,240,000	1,089,948
Unlimited General Obligation Bonds
Series 2023A
01/01/2048	5.250%	5,000,000	5,247,517
Metropolitan Washington Airports Authority
Refunding Revenue Bonds
Dulles Metrorail and Capital Improvements Project
Subordinated Series 2019
10/01/2053	4.000%	5,450,000	4,578,673
Metropolitan Washington Airports Authority(e)
Refunding Revenue Bonds
Series 2023A
10/01/2048	5.250%	3,000,000	3,054,151
Metropolitan Washington Airports Authority Aviation(e)
Refunding Revenue Bonds
Series 2024A
10/01/2054	5.500%	4,500,000	4,684,916
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	2,500,000	2,156,928

Columbia Tax-Exempt Fund  | 2025

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington Metropolitan Area Transit Authority
Revenue Bonds
Second Lien
Series 2024
07/15/2059	4.375%	13,440,000	12,593,504
Total			33,405,637
Florida 3.0%
Capital Trust Agency, Inc.(d)
04/27/2021
07/01/2056	5.000%	4,625,000	4,071,694
Capital Trust Agency, Inc.(d),(f)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	0.000%	3,760,000	564,000
12/01/2050	0.000%	1,000,000	150,000
Capital Trust Authority(d)
Revenue Bonds
IPS Enterprises, Inc.
Series 2023A
06/15/2053	6.250%	4,000,000	4,080,462
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018
11/15/2048	5.000%	2,500,000	2,294,433
County of Lee Airport(e)
Revenue Bonds
Series 2024
10/01/2049	5.250%	2,000,000	2,029,920
County of Osceola Transportation(c)
Refunding Revenue Bonds
Osceola Parkway Toll Facility
Series 2019A-2
10/01/2049	0.000%	1,325,000	376,790
Series 2020A-2
10/01/2040	0.000%	4,650,000	2,268,481
10/01/2041	0.000%	2,500,000	1,145,598
10/01/2042	0.000%	3,250,000	1,402,500
10/01/2043	0.000%	2,750,000	1,121,106
10/01/2044	0.000%	3,000,000	1,152,292
Series 2020A-2 (AGM)
10/01/2050	0.000%	2,500,000	679,769
10/01/2051	0.000%	4,000,000	1,023,702
Florida Development Finance Corp.(d)
Revenue Bonds
Renaissance Charter School, Inc. Projects
Series 2015
06/15/2035	6.000%	4,000,000	4,002,442
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida Housing Finance Corp.
Revenue Bonds
Series 2018 (GNMA)
07/01/2043	3.800%	1,395,000	1,204,795
Hillsborough County Aviation Authority(e)
Revenue Bonds
Tampa International Airport
Subordinated Series 2018
10/01/2048	5.000%	5,550,000	5,492,748
Hillsborough County Industrial Developme
Refunding Revenue Bonds
BayCare Health System
Series 2024
11/15/2051	4.125%	7,250,000	6,601,446
Orange County Health Facilities Authority
Revenue Bonds
Orlando Health Oblgated Group
Series 2025
10/01/2056	4.500%	3,750,000	3,557,824
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Toby & Leon Cooperman Sinai
Series 2022
06/01/2041	4.000%	1,000,000	877,491
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2039	5.000%	1,700,000	1,673,682
Sarasota County Public Hospital District
Refunding Revenue Bonds
Sarasota Memorial Hospital
Series 1998B (NPFGC)
07/01/2028	5.500%	1,980,000	2,046,042
Tampa Sports Authority
Sales Tax Revenue Bonds
Tampa Bay Arena Project
Series 1995 (NPFGC)
10/01/2025	5.750%	285,000	287,802
Tampa-Hillsborough County Expressway Authority
Refunding Revenue Bonds
Series 2017B
07/01/2042	4.000%	7,785,000	7,164,221
Total			55,269,240
Georgia 2.8%
Atlanta Urban Residential Finance Authority
Revenue Bonds
GE Tower Apartments
Series 2023B (Mandatory Put 06/01/25)
06/01/2027	5.750%	4,000,000	4,003,598
Columbia Tax-Exempt Fund  | 2025

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2022B (Mandatory Put 06/01/29)
12/01/2052	5.000%	5,000,000	5,167,929
Series 2023A (Mandatory Put 06/01/30)
06/01/2053	5.000%	18,300,000	18,931,482
Series 2023C (Mandatory Put 09/01/30)
09/01/2053	5.000%	4,500,000	4,704,866
Series 2025A (Mandatory Put 06/01/32)
06/01/2055	5.000%	5,760,000	6,080,347
Municipal Electric Authority of Georgia
Revenue Bonds
Plant Vogtle Units 3&4 Project
Series 2022
07/01/2063	5.500%	5,300,000	5,452,055
Series 2022 (AGM)
07/01/2052	5.000%	5,300,000	5,386,609
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2048	6.250%	2,945,000	2,851,160
Total			52,578,046
Hawaii 0.6%
State of Hawaii Airports System(e)
Revenue Bonds
Series 2025A
07/01/2051	5.250%	7,500,000	7,673,280
07/01/2054	5.500%	4,000,000	4,190,836
Total			11,864,116
Idaho 1.4%
Idaho Health Facilities Authority
Refunding Revenue Bonds
St. Luke’s Health System Project
Series 2018
03/01/2038	4.000%	3,650,000	3,600,553
Series 2021
03/01/2040	4.000%	810,000	775,204
03/01/2041	4.000%	750,000	710,640
03/01/2051	4.000%	2,000,000	1,729,108
Revenue Bonds
Taxable - Terraces of Boise Project
Series 2021
10/01/2039	4.250%	9,135,000	7,917,493
Terraces of Boise Project
Series 2021
10/01/2050	4.500%	10,000,000	8,044,519
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Idaho Housing & Finance Association
Revenue Bonds
Series 2024A (GNMA)
01/01/2049	4.600%	2,755,000	2,697,776
Total			25,475,293
Illinois 7.6%
Chicago Board of Education(d)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	10,765,000	11,115,569
Chicago Board of Education
Unlimited General Obligation Bonds
Series 2018
12/01/2046	5.000%	5,000,000	4,641,382
Chicago O’Hare International Airport(e)
Refunding Revenue Bonds
Senior Lien
Series 2018A
01/01/2053	5.000%	7,740,000	7,672,661
Revenue Bonds
Senior Lien
Series 2022
01/01/2048	4.500%	3,000,000	2,826,681
01/01/2055	5.000%	11,250,000	11,166,649
Series 2024A
01/01/2048	5.250%	5,000,000	5,134,291
TriPs Obligated Group
Series 2018
07/01/2048	5.000%	2,400,000	2,369,009
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 (BAM)
12/01/2047	5.000%	9,400,000	9,346,390
Illinois Housing Development Authority
Revenue Bonds
Series 2019D (GNMA)
10/01/2039	2.950%	515,000	422,578
Metropolitan Pier & Exposition Authority(c)
Refunding Revenue Bonds
Capital Appreciation - McCormick Place Expansion Project
Series 2002A (BAM)
12/15/2054	0.000%	22,500,000	4,646,072
McCormick Place Expansion
Series 2022
12/15/2040	0.000%	3,050,000	1,401,423
12/15/2041	0.000%	2,200,000	946,296

Columbia Tax-Exempt Fund  | 2025

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2047	4.000%	3,000,000	2,502,461
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	2,400,000	1,960,760
Metropolitan Water Reclamation District of Greater Chicago
Limited General Obligation Refunding Bonds
Series 2007C
12/01/2033	5.250%	13,210,000	15,142,309
Regional Transportation Authority
Revenue Bonds
Series 2002A (NPFGC)
07/01/2031	6.000%	5,400,000	6,192,709
State of Illinois
Unlimited General Obligation Bonds
1st Series 2001 (NPFGC)
11/01/2026	6.000%	1,470,000	1,494,170
Rebuild Illinois Program
Series 2019 (BAM)
11/01/2042	4.000%	9,925,000	8,894,057
Series 2016
11/01/2030	5.000%	5,975,000	6,071,716
Series 2020
05/01/2039	5.500%	2,705,000	2,836,797
Series 2022A
03/01/2047	5.500%	19,000,000	19,564,268
Series 2023B
05/01/2047	5.500%	1,750,000	1,802,519
05/01/2048	4.500%	600,000	543,511
Series 2024B
05/01/2046	4.250%	3,000,000	2,624,719
Series 2024C
10/01/2048	4.000%	2,000,000	1,692,918
Unlimited General Obligation Refunding Bonds
Series 2018-A
10/01/2033	5.000%	6,000,000	6,178,514
Total			139,190,429
Indiana 0.3%
Indiana Housing & Community Development Authority
Refunding Revenue Bonds
Series 2020B-1 (GNMA)
07/01/2039	2.050%	110,000	77,407
Revenue Bonds
Sustainable Bonds
Series 2024A-1 (GNMA)
07/01/2054	4.750%	5,000,000	4,953,648
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indianapolis Local Public Improvement Bond Bank
Revenue Bonds
Convention Center Hotel
Series 2023
03/01/2053	6.000%	835,000	872,175
Total			5,903,230
Iowa 1.7%
Iowa Finance Authority
Prerefunded 12/01/32 Revenue Bonds
Iowa Fertilizer Co. Project
Series 2022
12/01/2050	5.000%	5,000,000	5,577,330
Refunding Revenue Bonds
Lifespace Communities, Inc.
Series 2021
05/15/2046	4.000%	6,890,000	5,936,843
05/15/2053	4.000%	12,790,000	10,334,993
Revenue Bonds
Lifespace Communities, Inc.
Series 2018A
05/15/2048	5.000%	9,275,000	8,878,991
Total			30,728,157
Kentucky 0.6%
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2042	5.000%	2,600,000	2,601,759
Kentucky Public Energy Authority
Refunding Revenue Bonds
Series 2023A-1 (Mandatory Put 02/01/32)
04/01/2054	5.250%	8,500,000	9,031,094
Total			11,632,853
Louisiana 1.7%
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2035	4.000%	25,000	25,206
05/15/2041	4.000%	25,000	25,207
05/15/2047	5.000%	15,000	15,276
Louisiana Public Facilities Authority(e)
Revenue Bonds
I-10 Calcasieu River Bridge Project
Series 2024
09/01/2059	5.500%	6,000,000	6,132,557
I-10 Calcasieu River Bridge Public-Private Partnership Project
Series 2024
09/01/2066	5.000%	6,000,000	5,779,517
Columbia Tax-Exempt Fund  | 2025

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Impala Warehousing LLC Project
Series 2013
07/01/2036	6.500%	16,695,000	16,697,668
Parish of St. James(d)
Revenue Bonds
Nustar Logistics LP Project
Series 2011 (Mandatory Put 06/01/25)
08/01/2041	5.850%	2,500,000	2,501,829
Total			31,177,260
Maryland 0.6%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2034	3.000%	3,000,000	2,696,581
Revenue Bonds
Series 2019C
09/01/2034	2.700%	4,000,000	3,438,981
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2040	4.000%	875,000	771,906
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Mercy Medical Center
Series 2016A
07/01/2042	4.000%	5,250,000	4,740,299
Total			11,647,767
Massachusetts 1.3%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/2030	5.500%	2,500,000	2,750,150
Unlimited General Obligation Bonds
Series 2024E
08/01/2054	5.000%	2,535,000	2,620,616
Massachusetts Bay Transportation Authority
Revenue Bonds
Series 2008B
07/01/2027	5.250%	710,000	744,204
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/2030	5.250%	1,000,000	1,109,208
Massachusetts Development Finance Agency(f)
Revenue Bonds
Adventcare Project
Series 2007A
10/15/2028	0.000%	3,825,474	38
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Development Finance Agency
Revenue Bonds
WGBH Educational Foundation
Series 2002A (AMBAC)
01/01/2042	5.750%	2,000,000	2,288,986
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Tufts University
Series 2009M
02/15/2028	5.500%	1,000,000	1,065,805
Massachusetts Housing Finance Agency
Revenue Bonds
Series 2024A-1
12/01/2049	4.700%	800,000	803,714
12/01/2054	4.800%	1,800,000	1,812,129
12/01/2059	4.900%	1,600,000	1,584,556
Special Obligations
Series 2017D
12/01/2047	3.850%	10,000,000	8,535,773
Total			23,315,179
Michigan 2.9%
Michigan Finance Authority
Prerefunded 12/01/29 Revenue Bonds
Trinity Health Group
Series 2019
12/01/2040	4.000%	380,000	392,468
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2046	4.000%	9,420,000	8,145,148
Revenue Bonds
Henry Ford Health System
Series 2019A
11/15/2050	4.000%	4,400,000	3,772,019
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2048	4.050%	5,000,000	4,558,932
Series 2024A
12/01/2044	4.500%	1,500,000	1,475,807
12/01/2049	4.650%	1,350,000	1,330,658
12/01/2053	4.700%	1,900,000	1,871,258
Social Bonds
Series 2023A
12/01/2048	4.900%	6,000,000	6,111,841
Michigan Strategic Fund(e)
Revenue Bonds
I-75 Improvement Project
Series 2018
06/30/2048	5.000%	3,000,000	2,941,436

Columbia Tax-Exempt Fund  | 2025

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Paw Paw Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Board Loan Fund)
05/01/2025	5.000%	250,000	250,014
St. John’s Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.100%	440,000	440,025
State of Michigan
Revenue Bonds
Rebuilding Michigan Program
Series 2023
11/15/2049	5.250%	20,000,000	21,037,140
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	1,945,000	1,946,720
Williamston Community School District
Unlimited General Obligation Bonds
Series 1996 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.500%	100,000	100,007
Total			54,373,473
Minnesota 0.6%
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2018A
11/15/2048	4.000%	5,000,000	4,191,245
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2049	5.000%	1,000,000	952,578
St. Cloud Housing & Redevelopment Authority(h)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	3.806%	7,105,000	5,385,935
Total			10,529,758
Missouri 1.2%
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2049	4.000%	3,200,000	2,879,673
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,205,000	2,102,388
05/15/2042	5.250%	2,290,000	2,068,537
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan
Series 2024 (GNMA)
11/01/2044	4.450%	955,000	934,443
11/01/2049	4.600%	960,000	940,796
11/01/2054	4.700%	550,000	545,018
First Place Homeownership Loan Program
Series 2020A (GNMA)
11/01/2040	2.550%	1,280,000	962,754
11/01/2045	2.700%	1,040,000	744,680
Series 2024
11/01/2054	4.700%	2,500,000	2,450,159
Series 2025
11/01/2055	5.000%	1,000,000	1,011,992
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	5,000,000	4,556,555
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2013A
09/01/2033	5.500%	2,535,000	2,535,092
Total			21,732,087
Nebraska 1.7%
Central Plains Energy Project
Revenue Bonds
Gas Project No. 5 Series
Series 2022-1 (Mandatory Put 10/01/29)
05/01/2053	5.000%	5,400,000	5,583,863
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2045	5.000%	7,500,000	7,387,992
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2049	4.000%	20,595,000	17,378,355
Columbia Tax-Exempt Fund  | 2025

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nebraska Investment Finance Authority
Revenue Bonds
Series 2019D
09/01/2042	3.050%	260,000	212,001
Total			30,562,211
Nevada 0.3%
State of Nevada Department of Business & Industry(d)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	1,025,000	1,025,638
12/15/2045	5.125%	1,260,000	1,211,302
Series 2018A
12/15/2038	5.000%	835,000	824,694
12/15/2048	5.000%	2,000,000	1,851,443
Total			4,913,077
New Hampshire 0.1%
New Hampshire Business Finance Authority
Revenue Bonds
Municipal Certificates
Series 2020A-1
01/20/2034	4.125%	321,335	318,352
New Hampshire Business Finance Authority(d)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2039	5.250%	1,550,000	1,477,619
Total			1,795,971
New Jersey 4.2%
City of Newark Mass Transit Access Tax
Revenue Bonds
Mulberry Pedestrian Bridge Redevelopment Project
Series 2022 (AGM)
11/15/2062	6.000%	2,000,000	2,209,570
Middlesex County Improvement Authority(f)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,500,000	15
New Jersey Economic Development Authority
Prerefunded 06/15/25 Revenue Bonds
Series 2015WW
06/15/2040	5.250%	2,600,000	2,605,582
Prerefunded 06/15/27 Revenue Bonds
Series 2017DDD
06/15/2042	5.000%	1,250,000	1,305,033
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
School Facilities Construction
Series 2005N-1 (AGM)
09/01/2025	5.500%	8,000,000	8,056,274
Series 2005N-1 (NPFGC)
09/01/2027	5.500%	5,000,000	5,249,393
Subordinated Series 2017A
07/01/2034	4.000%	1,750,000	1,708,591
Revenue Bonds
Portal North Bridge Project
Series 2022
11/01/2052	5.000%	16,250,000	16,526,226
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Series 2020E (HUD)
10/01/2040	2.250%	4,245,000	3,045,809
New Jersey Transportation Trust Fund Authority
Prerefunded 12/15/28 Revenue Bonds
Transportation Program
Series 2019
06/15/2046	5.000%	1,230,000	1,314,379
Prerefunded 12/15/32 Revenue Bonds
Transportation Program
Series 2022
06/15/2048	5.000%	3,750,000	4,211,819
Refunding Revenue Bonds
Transportation System
Series 2018A
12/15/2034	5.000%	6,000,000	6,200,814
Unrefunded Revenue Bonds
Transportation Program
Series 2019
06/15/2046	5.000%	2,270,000	2,287,834
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2005A (AGM)
01/01/2030	5.250%	2,000,000	2,189,307
Series 2024C
01/01/2045	5.000%	3,250,000	3,392,949
Revenue Bonds
Series 2022B
01/01/2048	4.500%	3,000,000	3,000,512
01/01/2052	5.250%	6,250,000	6,546,723
Series 2024B
01/01/2054	5.250%	5,000,000	5,219,025
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2046	5.250%	2,000,000	2,007,757
Total			77,077,612

Columbia Tax-Exempt Fund  | 2025

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Mexico 0.3%
New Mexico Mortgage Finance Authority
Revenue Bonds
Single Family Mortgage Program
Series 2019C Class I (GNMA)
07/01/2034	3.050%	1,530,000	1,371,489
07/01/2039	3.350%	1,285,000	1,125,599
07/01/2044	3.600%	2,675,000	2,249,033
Total			4,746,121
New York 9.9%
Albany Capital Resource Corp.
Revenue Bonds
Kipp Capital Region Public Charter Schools Project
Series 2024
06/01/2064	5.000%	425,000	403,751
City of New York
Unlimited General Obligation Bonds
Series 2022A-1
09/01/2046	4.000%	2,500,000	2,248,935
Series 2024D
04/01/2054	5.250%	5,250,000	5,501,554
Subordinated Series 2022B-1
10/01/2047	5.250%	2,500,000	2,621,212
Subordinated Series 2023E-1
04/01/2050	4.000%	5,100,000	4,531,768
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	3,550,788
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2050	5.000%	4,915,000	4,929,716
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2019
11/01/2044	3.150%	6,440,000	5,136,042
New York City Municipal Water Finance Authority
Revenue Bonds
Second General Resolution
Series 2025BB
06/15/2052	5.000%	10,000,000	10,370,933
Subordinated Series 2021
06/15/2051	4.000%	11,560,000	10,520,266
Subordinated Series 2024AA
06/15/2054	4.000%	1,750,000	1,579,151
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2024CC-1
06/15/2054	5.250%	2,250,000	2,366,794
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2020
05/01/2040	4.000%	5,000,000	4,779,874
Subordinated Series 2022A-1
08/01/2048	4.000%	2,400,000	2,183,227
Subordinated Series 2022F-1
02/01/2051	4.000%	2,000,000	1,782,788
Subordinated Series 2024C-S
05/01/2051	4.000%	2,400,000	2,143,913
Subordinated Series 2025H
11/01/2050	5.000%	1,500,000	1,551,217
11/01/2051	5.500%	500,000	537,530
11/01/2052	4.500%	3,500,000	3,452,008
New York City Water & Sewer System
Refunding Revenue Bonds
2nd General Resolution
Subordinated Series 2020
06/15/2050	4.000%	4,655,000	4,252,222
New York Counties Tobacco Trust VI
Tobacco Settlement Pass-Through Bonds
Series 2016
06/01/2045	5.000%	1,860,000	1,634,337
New York Liberty Development Corp.
Refunding Revenue Bonds
Series 2021-1WTC
02/15/2042	3.000%	1,210,000	946,061
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2024A
07/01/2054	5.500%	3,000,000	3,240,027
Revenue Bonds
Independent School District-Educational Housing Services
Series 2005 (AMBAC)
07/01/2030	5.250%	3,000,000	3,056,258
NYU Langone Hospitals Obligated Group
Series 2020A
07/01/2050	4.000%	4,000,000	3,484,861
Series 2024A
03/15/2054	4.000%	3,690,000	3,333,757
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	14,000,000	12,761,731
Columbia Tax-Exempt Fund  | 2025

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Transportation Development Corp.(e)
Refunding Revenue Bonds
JFK Airport Terminal 6 Redevelopment Project
Series 2024
12/31/2054	5.500%	6,250,000	6,354,029
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2035	5.000%	8,000,000	8,109,040
John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2060	5.375%	5,350,000	5,362,875
Series 2024
06/30/2060	5.500%	12,475,000	12,639,952
LaGuardia Airport Terminal C&D
Series 2023
04/01/2040	5.625%	3,750,000	3,881,978
New York State Thruway Service Areas Project
Series 2021
10/31/2041	4.000%	1,430,000	1,252,960
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2042	4.000%	4,355,000	3,828,905
Port Authority of New York & New Jersey(e)
Refunding Revenue Bonds
Series 2023-238
07/15/2039	5.000%	3,000,000	3,112,651
Port Authority of New York & New Jersey(g)
Refunding Revenue Bonds
Series 2025-248
01/15/2055	5.000%	1,000,000	1,032,650
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2043	3.750%	11,620,000	10,069,986
Triborough Bridge & Tunnel Authority
Revenue Bonds
Senior Lien Green Bonds
Series 2022D-2
05/15/2052	5.500%	3,000,000	3,198,186
Series 2022A
11/15/2052	4.000%	12,500,000	11,236,509
Ulster County Capital Resource Corp.(d)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	2,480,000	2,131,799
09/15/2047	5.250%	3,025,000	2,460,330
09/15/2053	5.250%	6,240,000	4,882,575
Total			182,455,146
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina 1.5%
North Carolina Department of Transportation(e)
Revenue Bonds
I-77 Hot Lanes Project
Series 2015
06/30/2054	5.000%	10,000,000	9,763,962
North Carolina Housing Finance Agency
Revenue Bonds
Series 2024-54A (GNMA)
01/01/2055	4.800%	3,500,000	3,495,656
North Carolina Medical Care Commission
Refunding Revenue Bonds
Series 2021C
03/01/2042	4.000%	2,500,000	2,174,974
Sharon Towers
Series 2019A
07/01/2039	5.000%	1,650,000	1,637,477
07/01/2044	5.000%	1,160,000	1,102,923
Revenue Bonds
Lutheran Services for the Aging
Series 2021
03/01/2051	4.000%	1,000,000	785,302
North Carolina Turnpike Authority(c)
Revenue Bonds
Series 2017C
07/01/2030	0.000%	445,000	354,402
07/01/2034	0.000%	1,135,000	736,139
Series 2020
01/01/2047	0.000%	7,375,000	2,555,311
Triangle Expressway System
Series 2019
01/01/2045	0.000%	3,500,000	1,339,013
01/01/2046	0.000%	3,690,000	1,349,185
Series 2024 (AGM)
01/01/2050	0.000%	7,000,000	1,997,035
Total			27,291,379
North Dakota 0.6%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Program
Series 2019
07/01/2043	3.050%	1,350,000	1,059,094
Housing Finance Program
Series 2017 (FHA)
07/01/2037	3.450%	700,000	630,445
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	1,845,000	1,729,265

Columbia Tax-Exempt Fund  | 2025

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024C
07/01/2049	4.750%	5,750,000	5,724,039
07/01/2051	4.800%	2,510,000	2,507,298
Total			11,650,141
Ohio 2.9%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	14,290,000	12,469,044
Columbus Regional Airport Authority(e)
Refunding Revenue Bonds
John Glenn Columbus International Airport
Series 2025
01/01/2050	5.500%	15,000,000	15,649,182
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2039	5.000%	325,000	262,012
12/01/2049	5.125%	1,895,000	1,413,607
Ohio Housing Finance Agency
Revenue Bonds
Series 2024A (GNMA)
09/01/2049	4.550%	4,955,000	4,874,640
09/01/2054	4.650%	4,965,000	4,850,121
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Series 1998A (NPFGC)
02/15/2026	5.500%	1,535,000	1,562,638
State of Ohio(e)
Revenue Bonds
Portsmouth Bypass Project
Series 2015
06/30/2053	5.000%	7,835,000	7,593,846
Toledo-Lucas County Port Authority
Revenue Bonds
University of Toledo Project
Series 2014
07/01/2046	5.000%	5,000,000	4,539,282
Total			53,214,372
Oklahoma 0.5%
Oklahoma Turnpike Authority
Revenue Bonds
Series 2025A
01/01/2054	5.500%	2,500,000	2,692,491
Series 2025A (ACA)
01/01/2055	4.250%	3,250,000	3,042,742
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2045	5.250%	2,720,000	2,675,553
Total			8,410,786
Oregon 1.9%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Rose Villa Project
Series 2020A
11/15/2050	5.250%	1,000,000	931,221
Port of Portland Airport(e)
Revenue Bonds
Green Bonds
Series 2023-29
07/01/2053	5.500%	20,000,000	20,759,664
Series 2024-30
07/01/2054	5.250%	5,500,000	5,596,610
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	2,820,000	2,481,501
Washington & Multnomah Counties School District No. 48J Beaverton(c)
Unlimited General Obligation Bonds
Series 2022A
06/15/2048	0.000%	20,000,000	5,947,108
Total			35,716,104
Pennsylvania 6.9%
Delaware Valley Regional Finance Authority
Revenue Bonds
Series 1997C (AMBAC)
07/01/2027	7.750%	1,000,000	1,094,274
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2048	5.000%	1,300,000	1,131,731
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2048	5.000%	2,000,000	1,887,375
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2048	4.000%	20,000,000	17,039,490
Columbia Tax-Exempt Fund  | 2025

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Finance Authority
Refunding Revenue Bonds
Series 2017A (BAM)
11/15/2042	4.000%	30,000,000	27,385,617
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Presbyterian Senior Living Project
Series 2023
07/01/2046	5.250%	1,250,000	1,264,646
Revenue Bonds
Presbyterian Senior Living Project
Series 2023
07/01/2049	5.250%	1,250,000	1,256,660
Pennsylvania Economic Development Financing Authority(d),(f)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	5,625,000	1,687,500
Pennsylvania Economic Development Financing Authority(e)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	13,820,000	13,860,381
06/30/2042	5.000%	8,000,000	7,977,605
Proctor & Gamble Paper Project
Series 2001
03/01/2031	5.375%	1,000,000	1,090,839
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2061	6.000%	3,000,000	3,136,949
Series 2022 (AGM)
12/31/2057	5.000%	5,000,000	4,868,430
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2016-119
10/01/2036	3.500%	6,000,000	5,478,796
Series 2016-121
10/01/2036	3.100%	10,490,000	9,077,088
Revenue Bonds
Series 2019-129
10/01/2039	3.150%	1,730,000	1,459,800
10/01/2045	3.350%	6,000,000	4,787,951
Series 2024-145A
10/01/2051	4.800%	10,000,000	10,001,469
Series 2024-146A
04/01/2053	4.750%	10,000,000	9,896,004
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Philadelphia Gas Works Co.
Revenue Bonds
1998 General Ordinance
Series 2024 (AGM)
08/01/2054	5.250%	3,000,000	3,133,947
Total			127,516,552
Puerto Rico 2.8%
Commonwealth of Puerto Rico(c),(i)
Revenue Notes
Series 2022
11/01/2051	0.000%	3,163,035	1,937,359
Subordinated Series 2022
11/01/2043	0.000%	2,451,330	1,464,670
Puerto Rico Commonwealth Aqueduct & Sewer Authority(d),(i)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	8,210,000	7,759,462
Series 2022A
07/01/2047	4.000%	500,000	407,999
Puerto Rico Electric Power Authority(f),(i)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	7,000,000	3,885,000
Series 2012A
07/01/2042	0.000%	5,360,000	2,974,800
Puerto Rico Public Finance Corp.(i)
Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	450,000	468,790
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	2,470,000	2,542,376
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	1,050,000	1,093,844
Puerto Rico Sales Tax Financing Corp.(c),(i)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	44,959,000	14,423,616
07/01/2051	0.000%	17,250,000	4,073,638
Puerto Rico Sales Tax Financing Corp.(i)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	11,500,000	10,979,985
Total			52,011,539

Columbia Tax-Exempt Fund  | 2025

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina 1.8%
Patriots Energy Group Financing Agency
Refunding Revenue Bonds
Series 2023B-1 (Mandatory Put 03/01/31)
02/01/2054	5.250%	2,000,000	2,122,437
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Novant Health Obligated Group
Series 2024
11/01/2054	4.500%	4,250,000	3,999,090
11/01/2054	5.500%	7,500,000	7,987,399
South Carolina Public Service Authority
Revenue Bonds
Santee Cooper
Series 2022A (BAM)
12/01/2052	4.000%	18,000,000	16,018,414
Series 2025A
12/01/2055	5.000%	1,625,000	1,630,400
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
07/01/2035	2.650%	865,000	745,657
07/01/2040	3.000%	870,000	701,886
Total			33,205,283
South Dakota 0.3%
South Dakota Housing Development Authority
Revenue Bonds
Series 2024A (GNMA)
11/01/2044	4.450%	2,500,000	2,435,200
05/01/2049	4.625%	3,410,000	3,355,376
Total			5,790,576
Tennessee 2.2%
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health
Series 2018
07/01/2040	4.000%	7,200,000	6,832,919
New Memphis Arena Public Building Authority(c)
Revenue Bonds
City of Memphis Project
Series 2021
04/01/2043	0.000%	1,500,000	541,161
04/01/2045	0.000%	1,500,000	477,950
04/01/2046	0.000%	750,000	224,616
Shelby County Health & Educational Facility Board(d)
Revenue Bonds
Madrone Memphis Student Housing I LLC-University of Memphis Project
Series 2024
06/01/2044	5.000%	3,515,000	3,384,605
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
The Farms at Bailey Station Project
Series 2019
10/01/2054	5.750%	6,750,000	4,509,718
Tennessee Energy Acquisition Corp.
Refunding Revenue Bonds
Gas Project
Series 2023A-1 (Mandatory Put 05/01/28)
05/01/2053	5.000%	9,805,000	10,056,929
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2037	3.400%	690,000	616,581
07/01/2042	3.600%	460,000	409,243
Issue 3
Series 2018
01/01/2049	3.950%	4,855,000	4,099,791
Series 2024-1A
07/01/2044	4.500%	1,025,000	1,009,862
07/01/2049	4.700%	1,650,000	1,631,595
07/01/2054	4.800%	685,000	680,979
Series 2024-2A (GNMA)
07/01/2049	4.600%	1,050,000	1,029,235
07/01/2054	4.650%	1,000,000	978,467
Social Bond
Series 2022-2
01/01/2048	4.350%	3,500,000	3,286,746
Total			39,770,397
Texas 14.0%
Arlington Higher Education Finance Corp.
Revenue Bonds
Great Hearts America - Texas
Series 2024
08/15/2049	5.000%	450,000	419,203
08/15/2054	5.000%	600,000	548,095
Harmony Public Schools
Series 2024
02/15/2054	4.000%	7,000,000	6,131,975
Riverwalk Education Foundation
Series 2025
08/15/2060	4.500%	2,750,000	2,637,746
Arlington Higher Education Finance Corp.(d)
Revenue Bonds
Legacy Traditional Schools - Texas Project
Series 2022
02/15/2062	6.750%	5,000,000	5,042,493
Columbia Tax-Exempt Fund  | 2025

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Austin Independent School District
Unlimited General Obligation Bonds
Series 2023
08/01/2048	4.000%	4,400,000	4,095,053
City of Houston
Revenue Bonds
United Airlines, Inc.
Series 2024B
07/15/2039	5.500%	1,700,000	1,710,326
City of Houston Airport System(e)
Refunding Revenue Bonds
Subordinated Series 2023A (AGM)
07/01/2053	5.250%	5,000,000	5,093,258
Revenue Bonds
Subordinated Series 2020A
07/01/2047	4.000%	2,440,000	2,138,037
City of San Antonio Electric & Gas Systems
Refunding Revenue Bonds
Series 2024B
02/01/2054	5.000%	3,285,000	3,370,752
Clifton Higher Education Finance Corp.
Refunding Revenue Bonds
IDEA Public Schools
Series 2024
08/15/2049	4.000%	1,625,000	1,449,202
08/15/2054	4.000%	2,000,000	1,752,860
Revenue Bonds
International Leadership
Series 2015
08/15/2038	5.750%	3,000,000	3,001,658
International Leadership of Texas
Series 2015
08/15/2045	5.750%	10,500,000	10,501,207
Series 2015A
12/01/2045	5.000%	1,100,000	1,071,836
Conroe Independent School District
Unlimited General Obligation Bonds
Series 2022A
02/15/2047	4.000%	8,475,000	7,835,493
County of Harris Toll Road
Revenue Bonds
First Lien
Series 2024A
08/15/2054	4.000%	6,875,000	6,025,538
Crowley Independent School District
Unlimited General Obligation Bonds
Series 2023
02/01/2053	4.250%	2,700,000	2,524,781
02/01/2053	5.250%	2,500,000	2,623,576
Series 2024
02/01/2054	4.250%	5,000,000	4,662,729
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cypress-Fairbanks Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2048	4.000%	7,265,000	6,651,397
Series 2024B
02/15/2049	4.000%	5,000,000	4,550,945
Dallas Fort Worth International Airport
Revenue Bonds
Series 2024
11/01/2049	4.000%	5,600,000	5,027,337
Dallas Independent School District
Unlimited General Obligation Bonds
Series 2024
02/15/2049	5.000%	4,500,000	4,665,867
Unlimited General Obligation Refunding Bonds
Series 2025B
02/15/2055	4.000%	10,000,000	8,841,202
Denton Independent School District
Unlimited General Obligation Bonds
Series 2023
08/15/2053	5.000%	5,000,000	5,128,593
Eagle Mountain & Saginaw Independent School District
Unlimited General Obligation Bonds
Series 2024
08/15/2054	4.000%	2,875,000	2,582,320
Fort Bend Independent School District
Unlimited General Obligation Refunding Bonds
Series 2024A
08/15/2049	4.000%	2,735,000	2,495,380
08/15/2054	4.250%	1,500,000	1,395,680
Fort Bend Independent School District(g)
Unlimited General Obligation Refunding Bonds
Series 2025A
08/15/2055	5.250%	5,000,000	5,261,546
Harris County Toll Road Authority (The)
Refunding Revenue Bonds
Senior Lien
Series 2018A
08/15/2048	4.000%	4,000,000	3,587,184
Hays Consolidated Independent School District
Unlimited General Obligation Bonds
Seires 2023
02/15/2048	5.000%	4,085,000	4,200,232
Humble Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	2,000,000	1,788,136
Unlimited General Obligation Refunding Bonds
Series 2025
02/15/2052	4.000%	2,750,000	2,458,687

Columbia Tax-Exempt Fund  | 2025

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Katy Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	3,300,000	2,998,160
Series 2023
02/15/2053	4.000%	8,375,000	7,459,271
Lamar Consolidated Independent School District
Unlimited General Obligation Bonds
Series 2023A
02/15/2058	5.000%	5,000,000	5,109,998
Unlimited General Obligation Refunding Bonds
Series 2024
02/15/2054	4.000%	4,500,000	3,993,326
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	1,000,000	913,187
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-1
12/31/2030	7.250%	9,000,000	8,665,968
Collegiate Housing College Station
Series 2014
04/01/2046	5.000%	7,250,000	7,058,829
New Hope Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-2
12/31/2030	0.000%	1,597,312	1,017,318
New Hope Cultural Education Facilities Finance Corp.(f)
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2031	0.000%	1,000,000	797,500
07/01/2051	0.000%	6,745,000	5,379,137
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016
07/01/2046	0.000%	3,335,000	2,659,663
Northside Independent School District
Unlimited General Obligation Bonds
Series 2024A
08/15/2049	4.000%	2,500,000	2,280,969
08/15/2054	4.125%	3,500,000	3,187,294
Northwest Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2048	5.000%	5,500,000	5,651,909
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	390,000	373,822
Prosper Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	4,800,000	4,311,779
Rockwall Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2053	4.000%	2,500,000	2,226,648
Sherman Independent School District
Unlimited General Obligation Bonds
Series 2023B
02/15/2053	5.000%	10,000,000	10,293,557
Tarrant County College District
Limited General Obligation Bonds
Series 2022
08/15/2042	4.000%	15,600,000	14,890,807
Tarrant County Cultural Education Facilities Finance Corp.(f)
Revenue Bonds
CC Young Memorial Home
Series 2009A
02/15/2038	0.000%	3,500,000	1,925,000
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
12/31/2039	4.000%	400,000	374,574
Texas Private Activity Bond Surface Transportation Corp.(e)
Revenue Bonds
NTE Mobility Partners LLC North Tarrant Express Project
Series 2023
12/31/2058	5.500%	6,600,000	6,765,292
Segment 3C Project
Series 2019
06/30/2058	5.000%	21,445,000	20,811,227
Texas Water Development Board
Revenue Bonds
Series 2023A
10/15/2058	5.000%	2,500,000	2,573,071
Tomball Independent School District
Unlimited General Obligation Bonds
School Building
Series 2020
02/15/2034	3.000%	1,750,000	1,623,524
02/15/2035	3.000%	1,750,000	1,598,871
02/15/2036	3.000%	1,435,000	1,288,199
Total			257,499,224
Columbia Tax-Exempt Fund  | 2025

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Utah 0.3%
City of Salt Lake City Airport(e)
Revenue Bonds
Series 2023A
07/01/2053	5.250%	2,250,000	2,272,405
UIPA Crossroads Public Infrastructure District(d)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	2,240,000	1,860,972
Wakara Ridge Public Infrastructure District(d)
Special Assessment Bonds
Wakara Ridge Assessment Area
Series 2025
12/01/2054	5.625%	750,000	741,969
Total			4,875,346
Virginia 1.3%
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare Obligation
Series 2014
06/15/2031	5.000%	800,000	800,334
06/15/2033	5.000%	500,000	500,168
Virginia Small Business Financing Authority(e)
Refunding Revenue Bonds
Senior Lien - 95 Express Lanes LLC Project
Series 2022
01/01/2048	4.000%	3,750,000	3,130,712
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	3,750,000	3,593,983
12/31/2056	5.000%	16,800,000	15,937,612
Total			23,962,809
Washington 0.9%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	2,915,000	2,685,184
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,300,000	1,305,563
12/01/2045	6.250%	2,500,000	2,421,151
Washington Health Care Facilities Authority
Refunding Revenue Bonds
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	3,335,000	3,073,481
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington State Housing Finance Commission
Prerefunded 07/01/25 Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	730,000	732,831
07/01/2035	6.750%	550,000	552,358
Refunding Revenue Bonds
Emerald Heights Project
Series 2023A
07/01/2048	5.000%	500,000	499,526
Washington State Housing Finance Commission(d)
Prerefunded 07/01/25 Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	1,250,000	1,255,827
Refunding Revenue Bonds
Seattle Academy of Arts and Sciences Project
Series 2023
07/01/2053	6.125%	1,445,000	1,541,354
07/01/2059	6.250%	1,430,000	1,533,140
07/01/2063	6.375%	650,000	699,600
Total			16,300,015
West Virginia 0.3%
West Virginia Economic Development Authority(b),(d),(e)
Revenue Bonds
Core Natural Resources, Inc. Project
Series 2025 (Mandatory Put 03/27/35)
01/01/2055	5.450%	750,000	742,761
West Virginia Hospital Finance Authority
Revenue Bonds
West Virginia University Health System Obligation
Series 2018
06/01/2052	5.000%	4,500,000	4,441,775
Total			5,184,536
Wisconsin 2.6%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2049	5.000%	4,250,000	3,885,340
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2041	5.000%	4,000,000	4,045,250
Series 2023A
07/01/2062	5.750%	9,517,364	9,630,244

Columbia Tax-Exempt Fund  | 2025

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Public Finance Authority(d)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	820,000	790,881
05/15/2047	5.250%	1,105,000	1,029,746
Mary’s Woods at Marylhurst, Inc.
Series 2017
05/15/2052	5.250%	500,000	452,230
University of Wisconsin Hospitals & Clinics
Refunding Revenue Bonds
Green Bonds - University of Wisconsin Hospital
Series 2021
04/01/2051	4.000%	10,000,000	8,989,331
Wisconsin Center District(c)
Revenue Bonds
Senior Dedicated
Series 2020 (AGM)
12/15/2060	0.000%	18,625,000	2,862,445
Wisconsin Health & Educational Facilities Authority
Prerefunded 05/15/26 Refunding Revenue Bonds
Series 2016
11/15/2046	4.000%	1,775,000	1,787,851
Refunding Revenue Bonds
Series 2016
11/15/2046	4.000%	1,835,000	1,582,918
St. Camillus Health System, Inc.
Series 2019
11/01/2046	5.000%	2,100,000	1,887,158
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	2,335,000	1,841,419
07/01/2053	4.125%	5,000,000	3,851,580
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018B
07/01/2038	4.375%	1,250,000	1,084,600
07/01/2043	4.500%	1,375,000	1,127,253
07/01/2048	5.000%	500,000	419,888
Marshfield Clinic Health System
Series 2024 (BAM)
02/15/2054	5.500%	3,245,000	3,428,471
Total			48,696,605
Wyoming 0.4%
County of Campbell
Refunding Revenue Bonds
Basin Electric Power Cooperative
Series 2019
07/15/2039	3.625%	7,600,000	6,635,518
Total Municipal Bonds (Cost $1,905,032,700)			1,791,770,477

Money Market Funds 0.0%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.053%(j)	735,644	735,717
Total Money Market Funds (Cost $735,644)		735,717
Total Investments in Securities (Cost $1,941,943,344)		1,828,681,194
Other Assets & Liabilities, Net		12,481,844
Net Assets		$1,841,163,038
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2025.

(c)	Zero coupon bond.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2025, the total value of these securities amounted to $81,634,225, which represents 4.43% of total net assets.

(e)	Income from this security may be subject to alternative minimum tax.
(f)	Represents a security in default.
(g)	Represents a security purchased on a when-issued basis.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2025.

(i)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2025, the total value of these securities amounted to $52,011,539, which represents 2.82% of total net assets.

(j)	The rate shown is the seven-day current annualized yield at April 30, 2025.
Columbia Tax-Exempt Fund  | 2025

Portfolio of Investments  (continued)
Columbia Tax-Exempt Fund, April 30, 2025 (Unaudited)
Abbreviation Legend
ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
HUD	U.S. Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Tax-Exempt Fund  | 2025

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT233_07_R01_(06/25)